Commitment and Contingencies - Summary of Operating Leases Future Minimum Payments (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Commitments and Contingencies Disclosure [Abstract]
2019 (Six months remaining)	$ 155
2020	457
2021	471
2022	486
2023	247
Total future minimum lease payments	1,816
Less: Amounts representing interest	(296)
Total lease liability	$ 1,520	$ 2,300
Remaining lease term	4 years	36 months